INCOME TAX (Schedule of Income Tax Expenses) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAX [Abstract]
Current	$ 1,018,143	$ 745,338	$ 1,224,430
Deferred	162,024	(166,611)	(5,400)
Income tax expenses	$ 1,180,167	$ 578,727	$ 1,219,030